Concentration of risk (Details Narrative) - 6 months ended Jun. 30, 2025	USD ($)	CNY (¥)
Risks and Uncertainties [Abstract]
FDIC limit	$ 69,846	¥ 500,000
Credit risk description	As of June 30, 2025, cash balance of RMB 340,047,601 (USD 47,501,970) was deposited with financial institutions located in China, of which RMB 329,394,812 (USD 46,013,859) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 800,000 (approximately USD 101,914) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2025, cash balance of RMB 740,744,294 (USD 103,476,140) was maintained at financial institutions in Hong Kong, of which RMB 734,166,713 (USD 102,557,304) was subject to credit risk. In Singapore, the insurance coverage of each bank is SGD 100,000 (approximately USD 78,478). As of June 30, 2025, cash balance of RMB 679,441,272 (USD 94,912,591) was maintained at financial institutions in Singapore, of which RMB 677,194,110 (USD 94,598,680) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of June 30, 2025, cash balance of USD 7,424,103 (RMB 53,146,181) was deposited with a financial institution located in US, of which USD 6,656,593 (RMB 47,651,884) was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.